Exhibit 99.1
Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	August 2006
Distribution Date	09/15/06
Transaction Month	6
30/360 Days	30
Actual/360 Days	31
I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 4, 2006
Closing Date:	March 15, 2006

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,000,893,219.27	61,913	7.730%	59.94

	Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	$200,000,000.00	19.982%	4.83800%	March 15, 2007
Class A-2 Notes	$258,000,000.00	25.777%	5.13000%	February 16, 2009
Class A-3 Notes	$208,000,000.00	20.781%	5.13000%	June 15, 2010
Class A-4 Notes	$156,700,000.00	15.656%	5.26000%	November 15, 2012
Class B Notes	$28,200,000.00	2.817%	5.29000%	November 15, 2012
Class C Notes	$37,600,000.00	3.757%	5.34000%	November 15, 2012
Class D Notes	$32,900,000.00	3.287%	5.52000%	November 15, 2012

Total Securities	$921,400,000.00	92.058%

Overcollateralization	$18,893,614.04	1.888%
YSOA	$60,599,605.23	6.055%

Total Original Pool Balance	$1,000,893,219.27	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period
	Balance	Pool Factor	Balance	Pool Factor	Change
Class A-1 Notes	$—	—	$—	—	$—
Class A-2 Notes	$228,103,771.04	0.8841231	$204,221,228.77	0.7915552	$23,882,542.26
Class A-3 Notes	$208,000,000.00	1.0000000	$208,000,000.00	1.0000000	$—
Class A-4 Notes	$156,700,000.00	1.0000000	$156,700,000.00	1.0000000	$—
Class B Notes	$28,200,000.00	1.0000000	$28,200,000.00	1.0000000	$—
Class C Notes	$37,600,000.00	1.0000000	$37,600,000.00	1.0000000	$—
Class D Notes	$32,900,000.00	1.0000000	$32,900,000.00	1.0000000	$—

Total Securities	$691,503,771.04	0.7504925	$667,621,228.77	0.7245726	$23,882,542.26

Weighted Avg. Coupon (WAC)	7.65%		7.63%
Weighted Avg. Remaining Maturity (WARM)	54.36		53.45
Pool Receivables Balance	$772,775,073.54		$745,923,579.12
Remaining Number of Receivables	52,024		50,951

Adjusted Pool Balance	$722,949,792.60		$697,810,274.42

III. COLLECTIONS

Principal:
Principal Collections	$25,797,765.29
Repurchased Contract Proceeds Related to Principal	$—
Recoveries/Liquidation Proceeds	$171,318.25

Total Principal Collections	$25,969,083.54

Interest:
Interest Collections	$4,868,828.61
Late Fees & Other Charges	$65,808.23
Interest on Repurchase Principal	$—

Total Interest Collections	$4,934,636.84

Collection Account Interest	$123,487.55
Reserve Account Interest	$20,747.89
Servicer Advances	$—

Total Collections	$31,047,955.82

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	August 2006
Distribution Date	09/15/06
Transaction Month	6
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections			$31,047,955.82
Reserve Account Release			$—
Reserve Account Draw			$—

Total Available for Distribution			$31,047,955.82

	Amount Due	Amount Paid

1. Servicing Fee @1.00%:
Servicing Fee Due	$643,979.23	$643,979.23	$643,979.23

Collection Account Interest			$123,487.55
Late Fees & Other Charges			$65,808.23

Total due to Servicer			$833,275.01

2. Class A Noteholders Interest:
Class A-1 Notes	$—	$—
Class A-2 Notes	$975,143.62	$975,143.62
Class A-3 Notes	$889,200.00	$889,200.00
Class A-4 Notes	$686,868.33	$686,868.33

Total Class A interest:	$2,551,211.95	$2,551,211.95	$2,551,211.95

3. First Priority Principal Distribution:	$—	$—	$—

4. Class B Noteholders Interest:	$124,315.00	$124,315.00	$124,315.00

5. Second Priority Principal Distribution:	$—	$—	$—

6. Class C Noteholders Interest:	$167,320.00	$167,320.00	$167,320.00

7. Third Priority Principal Distribution:	$—	$—	$—

8. Class D Noteholders Interest:	$151,340.00	$151,340.00	$151,340.00

Available Funds Remaining:			$27,220,493.86

9. Regular Principal Distribution Amount:			$23,882,542.26

	Distributable Amount	Paid Amount

Class A-1 Notes		$—
Class A-2 Notes		$23,882,542.26
Class A-3 Notes		$—
Class A-4 Notes		$—

Class A Notes Total:	$90,040,219.60	$23,882,542.26
Class B Notes Total:	$28,200,000.00	$—
Class C Notes Total:	$22,052,559.11	$—
Class D Notes Total:	$—	$—

Total Noteholders Principal		$23,882,542.26

10. Available Amounts Remaining to reserve account			3,337,951.60

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			3,337,951.60

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$49,825,280.94
Beginning Period Amount	$49,825,280.94
Current Period Amortization	$1,711,976.25
Ending Period Required Amount	$48,113,304.70
Ending Period Amount	$48,113,304.70
Next Distribution Date Required Amount	$46,426,166.86

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Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	August 2006
Distribution Date	09/15/06
Transaction Month	6
30/360 Days	30
Actual/360 Days	31
VI. RESERVE ACCOUNT

Beginning Period Required Amount	$4,701,468.07
Beginning Period Amount	$4,701,468.07
Current Period Release to Collection Account	$—
Current Period Deposit	$3,337,951.60
Current Period Release to Depositor	$3,337,951.60
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,701,468.07
Ending Period Amount	$4,701,468.07

VII. OVERCOLLATERALIZATION

	Beginning	Ending	Target
Overcollateralization Amount	$31,446,021.56	$30,189,045.65	$30,189,045.65
Overcollateralization as a % of Original Pool (unadjusted)	3.14%	3.02%	3.02%
Overcollateralization as a % of Current Pool (unadjusted)	4.07%	4.05%	4.05%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.40%	50,138	98.36%	$733,714,552.84
30 - 59 Days	1.17%	594	1.22%	$9,094,449.89
60 - 89 Days	0.34%	173	0.33%	$2,456,845.38
90 + Days	0.09%	46	0.09%	$657,731.01

		50,951		$745,923,579.12
Total
Delinquent Receivables 60 + days past due	0.43%	219	0.42%	$3,114,576.39
Delinquency Ratio 60+ for 1st Preceding Collection Period	0.46%	240	0.46%	$3,521,644.60
Delinquency Ratio 60+ for 2nd Preceding Collection Period	0.37%	195	0.34%	$2,731,219.19
Three-Month Average Delinquency Ratio	0.42%		0.40%

Repossession in Current Period				115
Repossession Inventory				114

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,053,729.13
Recoveries				$(171,318.25)

Net Charge-offs for Current Period				$882,410.88

Beginning Pool Balance for Current Period				$772,775,073.54

Net Loss Ratio				1.37%
Net Loss Ratio for 1st Preceding Collection Period				1.10%
Net Loss Ratio for 2nd Preceding Collection Period				0.82%
Three-Month Average Net Loss Ratio for Current Period				1.10%

Cumulative Net Losses for All Periods				$2,937,555.61
Cumulative Net Losses as a % of Initial Pool Balance				0.29%

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